Investments (Details 13) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
Mortgage Loans On Real Estate Due One Year Through Five Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	493,027	412,359
Mortgage Loans On Real Estate Due After Five Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	299,252	399,100
Mortgage Loans On Real Estate Due After Ten Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 211,245	$ 80,591